Non-controlling interest - Net change in non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Nov. 29, 2021
Ifrs Noncontrolling Interest [Line Items]
Balance, beginning of year	$ 5,683
Share of loss (gain) for the period	(1,642)	$ 908
Balance, ending of year	2,110	5,683
Nuleaf Naturals, LLC
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest			$ 1,726
Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Balance, beginning of year	5,683	4,795
Balance, ending of year	2,110	5,683
Non-controlling interest | Saturninus Partners GP
Ifrs Noncontrolling Interest [Line Items]
Share of loss (gain) for the period	245	(110)
Distribution		(749)
Non-controlling interest | Meta
Ifrs Noncontrolling Interest [Line Items]
Share of loss (gain) for the period	597	(136)
Distribution	(104)
Non-controlling interest | Fab Nutrition, LLC (FABCBD)
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest	(1,469)	500
Distribution		(372)
Non-controlling interest | Enigmaa Ltd. (Blessed CBD)
Ifrs Noncontrolling Interest [Line Items]
Share of loss (gain) for the period	(524)	305
Distribution	(358)	(569)
Non-controlling interest | Nuleaf Naturals, LLC
Ifrs Noncontrolling Interest [Line Items]
Share of loss (gain) for the period	$ (1,960)	563
Purchase of minority interest		1,726
Distribution		$ (270)